Net earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information of earnings per share explanatory [Table Text Block]
	2017	2016
	$	$

Net earnings (loss) attributable to Osisko Gold Royalties Ltd’s shareholders	(42,501)	42,113

Basic weighted average number of common shares outstanding (in thousands) (i)	127,939	104,671
Dilutive effect of share options (ii)	-	153
Dilutive effect of warrants (ii)	-	-
Dilutive effect of convertible debentures (ii)	-	-
Diluted weighted average number of common shares	127,939	104,824

Net earnings (loss) per share attributable to Osisko Gold Royalties Ltd’s shareholders
Basic	(0.33)	0.40
Diluted	(0.33)	0.40